FAIR VALUE MEASUREMENT (Details) (Level 3, Recurring basis)	12 Months Ended
	Dec. 31, 2013 Investee C CNY		Dec. 31, 2014 Investee D CNY	Dec. 31, 2014 Investee D USD ($)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period	1,716,000			$ 494,000
Investment			3,068,000
Changes in fair value	(1,716,000)	[1]
Fair value at the end of the period			3,068,000	$ 494,000

[1]	The company has written off the investment in Investee C, given the decline in value is other-than-temporary.